Summary of Significant Accounting Policies (Narrative) (Details) $ / shares in Units, $ in Thousands								1 Months Ended	12 Months Ended
	Aug. 26, 2015 USD ($) $ / shares shares	Aug. 19, 2015 USD ($) positions	Jul. 30, 2015 USD ($) $ / shares shares	Jun. 19, 2015 USD ($) positions	Apr. 08, 2015	Jun. 02, 2014 USD ($)	Mar. 10, 2014 USD ($) $ / shares shares	Mar. 31, 2014 USD ($)	Aug. 31, 2015 USD ($)	Aug. 31, 2014 USD ($) positions	Aug. 31, 2013 USD ($)
Accounting Policies [Line Items]
Reverse stock split ratio					0.125
Shares issued at public offering, shares | shares	1,598,478		1,200,000				23,000,000
Underwriters exercise of public offering over-allotment, shares | shares							3,000,000
IPO price, per share | $ / shares	$ 0.01		$ 0.01
Shares issued at public offering, price per share | $ / shares	$ 1.22		$ 1.296				$ 1.00
Proceeds from public offering	$ 1,700		$ 1,000				$ 20,800		$ 2,794	$ 20,751
Number of share of common stock to be issued upon exercise of each warrant | shares	0.75		1
Exercise price of warrant | $ / shares	$ 1.22		$ 1.62
Warrant issued to purchase stock | shares	1,198,859
Net loss									(28,156)	(29,321)
Accumulated deficit									(332,061)	$ (303,905)
Workforce reduction, number of positions impacted | positions										16
Workforce reduction, one-time severance expense										$ 900
Workforce reduction, total charges incurred										1,600
Workforce reduction, continuation of salary and benefits										400
Workforce reduction, other costs										300
Cash and cash equivalents									8,095	3,423	$ 8,881
Cash equivalents									3,792	2,174
Fair value of common stock warrant liabilities									1,631
Other expenses				$ 395				$ 464
Carrying amount of assets held for sale				869				1,152
Assets held for sale, net				474				$ 688
Proceeds from sale of facility and equipment						$ 688			60	810
Revenue from software and services									656	278,000
Workforce reduction [Member]
Accounting Policies [Line Items]
Estimated total charges to be incurred				600
Severance costs		$ 100		$ 100
Cash payments related to restructuring									500
Expected cash payments related to restructuring									100
Workforce reduction [Member] | Brazil [Member]
Accounting Policies [Line Items]
Number of workforce | positions		19		14
Estimated total charges to be incurred		$ 800
Workforce reduction [Member] | U.S [Member]
Accounting Policies [Line Items]
Number of workforce | positions				2
One-time severance cost [Member]
Accounting Policies [Line Items]
Severance costs		$ 700		$ 500
Cash payments related to restructuring									200
Expected cash payments related to restructuring									600
Placement agent [Member]
Accounting Policies [Line Items]
Exercise price of warrant | $ / shares	$ 1.83		$ 1.944
Warrant issued to purchase stock | shares	31,970		24,000
Several Agreements [Member]
Accounting Policies [Line Items]
Collaborative research and government grants									$ 1,630	1,980
Research and Development Expense [Member]
Accounting Policies [Line Items]
Workforce reduction, total charges incurred										1,000
Cost of Sales [Member]
Accounting Policies [Line Items]
Workforce reduction, total charges incurred										500
General and Administrative Expense [Member]
Accounting Policies [Line Items]
Workforce reduction, total charges incurred										$ 100
Ceres Sementes do Brasil Ltda [Member]
Accounting Policies [Line Items]
Percentage of ownership									99.90%
CS Semillas de Mexico, S.de L. de C.V. [Member]
Accounting Policies [Line Items]
Percentage of ownership									99.90%